ADVISORY AGREEMENTS (Tables)	12 Months Ended
Dec. 31, 2013
ADVISORY AGREEMENTS
Schedule of information regarding Trading Advisors and related advisory agreements

	Trading	Next Renewal Date	Management	Performance
Portfolio Fund	Advisor	of Advisory Agreement	Fee Rate	Fee Rate
Aspect	Aspect Capital Limited	December 31, 2016	1.5%	15%
Transtrend	Transtrend B.V.	December 31, 2014	1%	25%
Winton	Winton Capital Management Limited	December 31, 2014	1.5%	15%
Bluetrend	BlueCrest Capital Management LLP	December 31, 2014	1%	25%
Man	Man-AHL (USA) Ltd.	December 31, 2015	1%	20%